Accounting Policies (Q2) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended					6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Oct. 01, 2024	Dec. 31, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional paid-in capital	$ (525,346)		$ (502,865)			$ (525,346)			$ 0
Net loss	84,227		61,754	$ 7,288		227,224	$ 12,507	$ 16,436	30,845
Non-controlling interest	207,509		340,777			207,509			1,559
Cash and cash equivalents	6,965		11,119			6,965
Restricted cash	5,000		0			5,000
Accumulated deficit	305,512		78,262			305,512			64,284
Working capital (deficit)	(51,188)		(45,061)			(51,188)
Net loss	$ 141,275	$ 253,674	$ 70,093	$ 11,314	$ 7,526	$ 394,949	$ 18,840	$ 28,198	$ 30,984
Common Stock, par value (in usd per share)	$ 0.0001		$ 0.0001			$ 0.0001		$ 0.0001
Error correction out of period adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional paid-in capital	$ 12,448					$ 12,448
Net loss						4,468
Non-controlling interest	$ 16,915					$ 16,915